General Information and Statement of Compliance - Additional Information (Detail) € in Millions	Jan. 01, 2019 EUR (€)
Announcing or commencing implementation of major restructuring [member] | IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liability	€ 2.2